As filed with the Securities and Exchange Commission on April 30, 2015

1933 Act No. 333-155709

1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Post-Effective Amendment No. 84	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 86	X

(Check appropriate box or boxes)

EGA Emerging Global Shares Trust

(Exact Name of Registrant as Specified in Charter)

155 West 19th Street, New York, NY 10011

(Address of Principal Executive Offices)     (Zip Code)

201-389-6872

(Registrant's Telephone Number, including Area Code)

Robert C. Holderith

EGA Emerging Global Shares Trust

155 West 19th Street

New York, NY 10011

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Maya Teufel, Esq. General Counsel and Chief Compliance Officer Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on May 1, 2015 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment relates only to the EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

EGA Emerging Global Shares Trust

	Advisor Class	Institutional Class
EGA Emerging Markets Consumer Fund	ECNAX	ECNIX
EGA Emerging Markets Core Fund	EGCRX	EGCIX

Prospectus

May 1, 2015

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

FUND SUMMARIES

EGA Emerging Markets Consumer Fund

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30TM Index (the “EM Consumer Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).

Shareholder Fees (fees paid directly from your investment)	Advisor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	1.26%	1.26%
Total Annual Fund Operating Expenses	2.36%	2.11%
Fee Waiver and/or Expenses Reimbursement(2)	1.11%	1.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.00%

(1)	Based on estimated amounts for the current fiscal year.
(2)	The Fund’s investment adviser, Emerging Global Advisors, LLC (“EGA” or the “Adviser”), has contractually agreed, through at least May 1, 2016, to waive all or a portion of its management fee in order to prevent the Fund’s Total Annual Fund Operating Expenses (excluding payments under the Fund’s Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses) from exceeding 1.00% of the Fund’s average daily net assets for each of Advisor Class and Institutional Class Shares (“Fee Waiver Agreement”). If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund’s Advisor Class Shares for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are waived during the first year by the fee waiver agreement described above.

EGA Mutual Funds Prospectus	Page 1

1 Year	3 Years
$127	$630

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is a passively managed index mutual fund. The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the EM Consumer Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The EM Consumer Underlying Index measures the stock performance of 30 leading emerging market companies in the Consumer Goods and Consumer Services Industries, as defined by S&P Dow Jones Indices LLC’s proprietary industry classification system. The market capitalization of index constituents as of March 31, 2015 ranged from approximately U.S. $2.3 billion to U.S. $64.2 billion. ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of consumer goods and consumer services companies in emerging market countries. The Fund defines “emerging market” countries as those that are in the intermediate stages of their economic development and included in the “Emerging” category of S&P Dow Jones Indices LLC’s Country Classification System. The Fund may invest in mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion) and large cap companies (i.e., those with market capitalizations over U.S. $10 billion).

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the EM Consumer Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Non-Correlation The Fund’s return may not match the return of the EM Consumer Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the EM Consumer Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the EM Consumer Underlying Index. In addition, the Fund’s net asset value may deviate from the EM Consumer Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the EM Consumer Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the EM Consumer Underlying Index (“Sponsor”) will compile the EM Consumer Underlying Index accurately, or that the EM Consumer Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the EM Consumer Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the EM Consumer Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

EGA Mutual Funds Prospectus	Page 2

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the EM Consumer Underlying Index is concentrated in the consumer goods and consumer services industries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid Cap Companies Mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, preventing the Fund from tracking the EM Consumer Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many mutual funds, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the EM Consumer Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Performance

The Fund has been in existence for less than one year and does not have any reportable performance. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Fund Management

Investment Adviser

Emerging Global Advisors, LLC.

EGA Mutual Funds Prospectus	Page 3

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008 and has managed the Fund since its commencement of operations in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem Shares of the Fund each business day either through the financial intermediary who has entered into a dealer agreement with the Fund’s distributor, or directly from the Fund’s Transfer Agent.

The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Advisor Class Shares
Type of Account	Minimum Investment to Open Account	Minimum Subsequent Investments
Regular	$1,000	$100
IRA	$500	$100

Minimum Investments for Institutional Class Shares

The minimum investment for Institutional Class Shares is $1 million, although EGA has the ability to waive the minimum at its discretion.

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGA Mutual Funds Prospectus	Page 4

EGA Emerging Markets Core Fund

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Index (the “EM Core Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).

Shareholder Fees (fees paid directly from your investment)	Advisor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class	Institutional Class
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	1.30%	1.30%
Total Annual Fund Operating Expenses	2.25%	2.00%
Fee Waiver and/or Expenses Reimbursement(2)	1.00%	1.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.00%

(1)	Based on estimated amounts for the current fiscal year.
(2)	The Fund’s investment adviser, Emerging Global Advisors, LLC (“EGA” or the “Adviser”), has contractually agreed, through at least May 1, 2016, to waive all or a portion of its management fee in order to prevent the Fund’s Total Annual Fund Operating Expenses (excluding payments under the Fund’s Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses) from exceeding 1.00% of the Fund’s average daily net assets for each of Advisor Class and Institutional Class Shares (“Fee Waiver Agreement”). If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund’s Advisor Class Shares for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are waived during the first year by the fee waiver agreement described above.

EGA Mutual Funds Prospectus	Page 5

1 Year	3 Years
$127	$607

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is a passively managed index mutual fund. The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the EM Core Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The EM Core Underlying Index is designed to measure the market performance of up to 116 companies that S&P Dow Jones Indices LLC determines to be representative of all industries domiciled in emerging market countries, subject to a 15% country cap. The market capitalization of index constituents as of March 31, 2015 ranged from approximately U.S. $1.2 billion to U.S. $267.1 billion. ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its assets in companies in emerging markets. The Fund defines “emerging market” countries as those that are in the intermediate stages of their economic development and included in the “Emerging” category of S&P Dow Jones Indices LLC’s Country Classification System. The Fund may invest in companies of all capitalization sizes, which includes small cap companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the EM Core Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Non-Correlation The Fund’s return may not match the return of the EM Core Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the EM Core Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the EM Core Underlying Index. In addition, the Fund’s net asset value may deviate from the EM Core Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the EM Core Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the EM Core Underlying Index (“Sponsor”) will compile the EM Core Underlying Index accurately, or that the EM Core Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the EM Core Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the EM Core Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

EGA Mutual Funds Prospectus	Page 6

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the EM Core Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, preventing the Fund from tracking the EM Core Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many mutual funds, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the EM Core Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Performance

The Fund has been in existence for less than one year and does not have any reportable performance. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Fund Management

Investment Adviser

Emerging Global Advisors, LLC.

EGA Mutual Funds Prospectus	Page 7

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008 and has managed the Fund since its commencement of operations in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem Shares of the Fund each business day either through the financial intermediary who has entered into a dealer agreement with the Fund’s distributor, or directly from the Fund’s Transfer Agent.

The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Advisor Class Shares
Type of Account	Minimum Investment to Open Account	Minimum Subsequent Investments
Regular	$1,000	$100
IRA	$500	$100

Minimum Investments for Institutional Class Shares

The minimum investment for Institutional Class Shares is $1 million, although EGA has the ability to waive the minimum at its discretion.

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGA Mutual Funds Prospectus	Page 8

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds.

Investment Objectives

The investment objective of each Fund is set forth above in the “Fund Summaries” section of this Prospectus. Each investment objective is considered non-fundamental and may be changed by Board of Trustees (the “Board”) of EGA Emerging Global Shares Trust (the “Trust”) without shareholder approval subject to 60 days’ advance notice.

Investment Strategies

Underlying Index Each Fund’s Underlying Index is reconstituted annually. EGA will generally cause a Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the Fund’s Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology between annual reconstitutions. EGA will also rebalance a Fund’s portfolio securities quarterly. In the discretion of EGA, a Fund may remain invested in securities that were deleted from its Underlying Index until the next rebalancing of the Fund. In recognition of longer settlement periods for emerging market securities, EGA may, at times, cause a Fund to purchase or sell portfolio securities in advance of the implementation date of publicly announced adjustments to the weighting or composition of the constituent securities of its Underlying Index. EGA will not cause a Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.

S&P Dow Jones Definition of Emerging Markets . S&P Dow Jones, which sponsors the EM Consumer Underlying Index and EM Core Underlying Index, defines companies to be from “emerging market” countries based on S&P Dow Jones Indices LLC’s Country Classification System, which divides countries into three categories: Developed, Emerging, and Frontier. S&P Dow Jones Indices LLC uses a two-step process to categorize countries: first, it reviews quantitative criteria reflecting macroeconomic conditions, political stability, legal property rights and procedures, and trading and settlement processes. Second, it conducts a client consultation, and a final decision is made by the S&P Dow Jones Indices LLC Global Equity Index Committee based on both the consultation and quantitative criteria. Each of the EM Consumer Underlying Index and EM Core Underlying Index consider “emerging markets” countries to be those included in S&P Dow Jones Indices LLC’s “Emerging” category.

The following provides additional information about each Fund’s Underlying Index:

EM Consumer Underlying Index The EM Consumer Underlying Index is a float-adjusted market capitalization index. A float-adjusted market capitalization index includes only those shares that are available to the public for trading. The EM Consumer Underlying Index caps individual component securities at 10%. The aggregate weight of individual securities with weights of 4.5% or more is restricted to 45% of the EM Consumer Underlying Index. The EM Consumer Underlying Index is rebalanced quarterly and reconstituted annually in September.

EM Core Underlying Index The EM Core Underlying Index is an equal weighted index comprised of large and liquid emerging market stocks trading on eligible domestic and developed market exchanges (i.e., the Hong Kong Stock Exchange, the London Stock Exchange, NASDAQ and the NYSE). An equal weighted index represents the performance of its constituent securities in equal proportion to one another. The EM Core Underlying Index uses Global Industry Classification Standard (GICS) Industry Group levels to select the largest, most representative stocks within industry groups. The EM Core Underlying Index’s constituent companies must meet minimum float-adjusted market capitalization and liquidity requirements. A float-adjusted market capitalization includes only those shares that are available to the public for trading. No country may have a weight greater than 15% by float-adjusted market capitalization. At each rebalancing, the EM Core Underlying Index constituents are initially allocated an equal weight. If a country exceeds the maximum country weight then it is capped at 15%, while all constituents within that country remain equally weighted. The excess is then equally distributed among the rest of the non-capped constituents. If needed, this procedure is repeated until no country exceeds the maximum allowable weight. The EM Core Underlying Index is rebalanced quarterly and reconstituted annually in September.

Concentration Each Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that their Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and

EGA Mutual Funds Prospectus	Page 9

repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

EM Consumer Underlying Index. As of March 31, 2015, the EM Consumer Underlying Index (and therefore the EGA Emerging Markets Consumer Fund) is concentrated in the consumer goods and consumer services industries. In determining whether a publicly traded firm belongs to a specific industry or sector, the EM Consumer Underlying Index relies on ICB, which is the industry classification system used by S&P Dow Jones Indices LLC’s for the EGA Emerging Markets Consumer Fund. The classification system allocates companies to the industries or sectors whose definition most closely describes the nature of its business, based on the company’s source of revenue or where it constitutes the majority of its revenues.

EM Core Underlying Index . As of March 31, 2015, the EM Core Underlying Index (and therefore the EGA Emerging Markets Core Fund) is not concentrated in any particular industry. In determining whether a publicly traded firm belongs to a specific industry or sector, the EM Core Underlying Index relies on GICS sector classifications, which is the industry classification system used by S&P Dow Jones Indices LLC’s for the EGA Emerging Markets Core Fund.

Depositary Receipts ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (“OTC”). In general, there is a large, liquid market in the United States for many ADRs.

ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain currency risks during the settlement period for either purchases or sales.

GDRs are Depositary Receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. A Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily net asset value (“NAV”).

Investment Risks

Many factors affect the value of an investment in a Fund. Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Non-Correlation (each Fund) If EGA utilizes a representative sampling approach, a Fund’s return may not correlate as well with the return on its Underlying Index, as would be the case if the Fund held all of the securities in its Underlying Index with the same weightings as the Underlying Index. In addition, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when trading the Fund’s portfolio securities to reflect changes in the composition of its Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing.

Index-Related Risk (each Fund) During a period where the Underlying Index contains incorrect constituents, a Fund tracking such published Underlying Index would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from Sponsor errors will be kept by the Fund and its shareholders and any losses resulting from Sponsor errors will be borne by the Fund and its shareholders.

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Non-Diversification (each Fund) Although the Funds are non-diversified for purposes of the Investment Company Act of 1940 (the “1940 Act”), each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of a Fund and result in non-correlation with the Fund’s Underlying Index.

Consumer (each Fund) The consumer goods, consumer services, consumer staples and consumer discretionary industries depend heavily on disposable household income and consumer spending. Companies in these industries may be subject to competitive forces (including competition brought by an influx of foreign brands), which may also have an adverse impact on their profitability. These industries may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand. Governmental regulation, including price controls and regulations on packaging, labeling, competition, and certification, may affect the profitability of certain companies represented in an Underlying Index. Consumer goods, consumer services, consumer staples and consumer discretionary companies may also be adversely affected by government and private litigation.

Foreign Investment (each Fund) There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign-domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging markets.

Emerging Markets (each Fund) Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:

•	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.

•	Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.

•	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.

•	Foreign taxation.

•	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.

•	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.

•	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.

•	The pervasiveness of corruption and crime.

•	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had,

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and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Additionally, investments in certain emerging market countries may subject a Fund to a number of tax rules the application of which may be uncertain. Such emerging market countries may amend or revise their existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of an emerging market country could reduce the after-tax profits of a Fund, directly or indirectly, including by reducing the after-tax profits of companies located in emerging market countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.

Foreign Currency (each Fund) The Funds may invest in companies whose shares are denominated in a foreign currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Small Cap and Mid Cap Companies (each Fund) Stocks of small cap and mid cap companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity (each Fund) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, a Fund may at times be unable to sell securities at favorable prices.

Depositary Receipts (each Fund) The price at which each Fund’s securities may be sold and the value of a Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored Depositary Receipts as for sponsored Depositary Receipts, and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Fund’s corresponding Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its Underlying Index.

ADDITIONAL SECURITIES, INSTRUMENTS AND STRATEGIES

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by a Fund.

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Portfolio Turnover. Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

More information about the Funds’ investment strategies is presented in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.emergingglobaladvisors.com.

Disclosure of Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds’ SAI. All holdings of each Fund are available on the Trust’s website at www.emergingglobaladvisors.com.

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each series of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board appoints the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS

The Investment Adviser

Emerging Global Advisors, LLC (“EGA”), a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the investment adviser to the Funds. EGA was founded in September 2008. As of March 31, 2015, EGA had approximately $1.7 billion in assets under discretionary management. The Funds pay EGA a fee for managing the Funds’ asset, which are listed below.

Under each Fund’s investment advisory agreement, EGA is entitled to receive the following advisory fees:

Fund	Fee as a Percentage of Daily Average Net Assets
EGA Emerging Markets Consumer Fund	0.85%
EGA Emerging Markets Core Fund	0.70%

In addition, EGA has contractually agreed, through at least May 1, 2016, to waive all or a portion of its management fee in order to prevent each Fund’s Total Annual Fund Operating Expenses (excluding payments under a Fund’s Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses) from exceeding 1.00% of the Fund’s average daily net assets for each of Advisor Class and Institutional Class Shares (“Fee Waiver Agreements”). If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause a Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. A Fee Waiver Agreement may be terminated at any time by the Board, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreements shall automatically terminate upon the termination of the Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

A discussion of the basis for the Board’s approval of the investment advisory agreements will be available in the Trust’s next report to shareholders.

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Portfolio Management

Robert C. Holderith serves as the lead portfolio manager for each Fund and is responsible for the day-to-day management of each Fund. Mr. Holderith has managed the Funds since their commencement of operations in 2015, and has been the President of EGA since he founded the firm in 2008. Mr. Holderith was previously a Managing Director at ProFund Advisors and a senior member of UBS’ wealth management team, where he helped develop the firm’s first ETF models and an advisory ETF Portfolio Management platform.

The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

SHAREHOLDER INFORMATION

Calculating Share Price

When you sell or buy Shares of a Fund, you do so at the Fund’s NAV.

The value of a mutual fund is determined by deducting the Fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total NAV of each Fund’s share class by the applicable number of shares outstanding per share class.

The NAV for a Fund is determined once daily as of the close of the NYSE Arca (“NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the value of securities held by a Fund and the prices used by an Underlying Index to calculate the value of the same securities, which, in turn, could result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by a Fund. Use of a rate different from the rate used by an Underlying Index may adversely affect a Fund’s ability to track its Underlying Index.

Choosing The Appropriate Share Class

Each Fund offers two classes of Shares: Advisor Class and Institutional Class. The main differences between each share class are ongoing fees and investment minimums. In choosing which class of Shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect

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to hold your Shares. Each share class in a Fund represents an interest in the same portfolio of investments in that Fund.

Comparison Of Share Classes

The following table compares the share classes that are offered by each Fund:

	Advisor Class	Institutional Class
Terms	Offered at NAV with no front-end sales charge	Offered at NAV with no front-end sales charge
Appropriate for Investors	Who intend to invest less than $1 Million	Who intend to invest more than $1 Million

Minimum Investments for Advisor Class Shares:

Type of Account	Minimum Investment to Open Account	Minimum Subsequent Investments
Regular	$1,000	$100
IRA	$500	$100

Minimum Investments for Institutional Class Shares:

The minimum investment for Institutional Class Shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

12B-1 Distribution and Service Fees

•	The Distribution and Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act by the Trust for the Advisor Class Shares permit each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.

•	Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	Advisor Class Shares pay a 0.25% 12b-1 fee.

•	Up to 0.20% of the 12b-1 fee may deemed by the Board to be a service fee, pursuant to which the Trust may pay financial institutions, securities dealers and other industry professionals a fee for providing certain services to Advisor Class shareholders.

Revenue Sharing

The Adviser may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Funds. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, providing the Fund with “shelf space” or placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from the Adviser’s own legitimate profits and its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of the Trust monitors these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to the Adviser to ensure that such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by the Adviser, and not from the Funds’ assets, the amount of any revenue sharing payment is determined by the Adviser.

Payments may be based on current or past sales, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to you instead of recommending shares offered by competing investment companies.

Contact your financial intermediary for details about revenue sharing payments.

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Notwithstanding the revenue sharing payments described above, the Adviser is prohibited from considering a broker-dealer’s sale of any of the Funds’ shares in selecting such broker-dealer for the execution of a Fund’s portfolio transactions, except as may be specifically permitted by law.

Registration of Share Classes

Shares of the Funds have not been registered for sale outside of the United States. The EGA Mutual Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

It is important that each Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to a Fund. Based upon statutory requirements for returned mail, a Fund will attempt to locate the investor or rightful owner of the account. If a Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. A Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

The Funds will not accept payment in cash, money orders or cashier’s checks. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept postdated checks, postdated on-line bill pay checks, or any conditional order or payment. A fee may be assessed against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or a Fund is unable to debit your predetermined bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. A Fund (or its agent) has the authority to redeem shares in your account(s) from the Fund to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

Your investment in a Fund should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Trust reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Trust also reserves the right to stop offering shares of any Fund at any time.

How to Buy Shares

You can invest in the Funds by mail, wire transfer and through participating financial service professionals as set forth below. Federal law requires the Trust to obtain, verify and record information that identifies each person who opens an account. When opening your account, you will be asked to provide your name, address, date of birth (as applicable) and other information so that we may identify you. If this information is not provided, the Trust will be unable to open your account. After you have established your account, you may make subsequent purchases by telephone. You may also invest in the Funds through an automatic investment plan. Any questions you may have can be answered by calling the Transfer Agent, toll free, at 888-345-3270.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 888-345-3270 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. A Fund may also reserve the right to close the account if clarifying information/documentation is not received.

Purchases through Financial Service Organizations

You may purchase Shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services

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in connection with investments in a Fund’s Shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares by Mail

To purchase Shares by mail, simply complete the account application included with this Prospectus, make a check payable to the Fund of your choice, and mail the account application and check to:

Regular Mail	Overnight Delivery
EGA Funds c/o BNY Mellon Investment Servicing PO Box 9682 Providence, RI 02940-9682	EGA Funds c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581

Your purchase order, if accompanied by payment, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), your shares will be purchased at the Fund’s NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next Business Day.

Purchasing Shares by Wire Transfer

To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or overnight delivery your account application to the Transfer Agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.

Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds, by calling 888-345-3270. This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m. Eastern time on a Business Day to be eligible for same day pricing. The Funds and ALPS Distributors Inc., the principal underwriter for each Fund, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Miscellaneous Purchase Information

The Funds reserve the right to reject applications for Shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check or by electronic funds transfer through the ACH network from a U.S. bank, savings & loan or credit union. The Transfer Agent may assess a fee against your account, in addition to any loss sustained by the Fund(s), for any check payment returned to the Transfer Agent for insufficient funds.

If you place an order for a Fund’s Shares through a securities broker, and you place your order in proper form before 4:00 p.m. Eastern time on any Business Day in accordance with their procedures, your purchase will be processed at the NAV calculated at 4:00 p.m. Eastern time on that Business Day, provided that the securities broker then timely transmits your order to the Transfer Agent.

Federal regulations require that you provide a certified taxpayer identification number whenever you open an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder’s social security number or other taxpayer identification number, the Trust will be required to withhold a percentage, currently 28%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure. A Fund also must withhold if the Internal Revenue Service (“IRS”)

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instructs it to do so; see the “Dividends and Tax Matters — Tax Considerations — Backup Withholding” section below.

Frequent/Short-Term Trading or Market Timing

The Board of the Trust has adopted and implemented policies and procedures to discourage and prevent short-term or frequent trading (often described as “market timing”) in any of the Funds. The policies and procedures are described below.

The Funds are not designed for professional market timing organizations, individuals, or entities using programmed or frequent exchanges or trades. Frequent exchanges or trades may be disruptive to the management of the Funds and can raise their expenses. Each Fund, through its principal underwriter, reserves the right to reject or restrict any specific purchase and exchange requests with respect to market timers and reserves the right to determine, in its sole discretion, that an individual, group or entity is or has acted as a market timer.

A Fund may be more or less affected by short-term trading in Fund Shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund Shares and other factors. A Fund’s investments in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of a Fund’s Shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Funds currently use several methods to reduce the risk of market timing. These methods include: (i) selectively reviewing on a continuing basis recent trading activity in order to identify trading activity that may be contrary to this market timing policy; and (ii) seeking the cooperation of financial intermediaries to assist the Funds in monitoring and identifying market timing activity.

Investors who place transactions through the same financial intermediary on an omnibus account basis may be deemed part of a group for the purpose of this policy and their orders may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

Some investors own their Shares in the Funds through omnibus accounts at a financial institution. In such cases, the Funds may not know the identity of individual beneficial owners of the Funds’ Shares. However, the Funds review all trading activity on behalf of omnibus accounts. If any abuses are suspected, the affected Fund will contact the intermediary to determine whether the Fund’s policy has been violated and if so, to take appropriate action to deter future abuses of the policy. The Funds may permanently or for a specific period of time bar any such accounts from further purchases of Fund Shares. The Funds’ ability to impose restrictions and deter abuses with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.

It is the policy of the Funds that, in the event that a Fund or the Funds’ principal underwriter or financial intermediaries determines, in their sole discretion, that a shareholder is engaging in excessive or market timing activity that may be harmful to a Fund or its shareholders, a Fund may, in its discretion, take one of the following steps to stop such activity: (i) notify the shareholder of the trading activity that has been deemed to be excessive or identified to be a market timing activity, and request that the shareholder not continue with such activity; (ii) require all future purchase and redemption instructions by such shareholder to be submitted via regular mail; or (iii) reject additional purchase or exchange orders by the offending shareholder.

How to Sell Shares

The Funds redeem their Shares continuously and you may sell your Shares on any Business Day. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account, or directly through the Transfer Agent. Financial services firms must

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receive your sell order before 4:00 p.m. Eastern time on a Business Day, and are responsible for furnishing all necessary documentation to the Transfer Agent.

The Funds have fair value pricing procedures in place. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund’s Shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. The Funds reserve the right to satisfy a redemption order by paying redemption proceeds with portfolio securities or non-cash assets for certain large orders.

Dividends and Tax Matters

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. Each Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Each Fund will declare and pay net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Annual Tax Form. Each year, the Funds will send you an annual tax form (Form 1099) to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your tax form, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any Shares sold or exchanged after you receive your tax form, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.” At the time you purchase your Fund Shares, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. A sale or redemption of a Fund’s Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund Shares for shares of a different EGA Mutual Fund is the same as a sale. The Funds are required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund Shares you sell or redeem, but also the cost basis of Fund Shares you sell or redeem. Cost basis will be calculated using the Funds’ default method of average cost, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial

EGA Mutual Funds Prospectus	Page 19

advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by a Fund from long-term capital gains, if any. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years that begin on or after January 1, 2015. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

INDEX PROVIDERS

The EM Consumer Underlying Index and the EM Core Underlying Index (the “SPDJ Indices”) are compiled by S&P Dow Jones Indices LLC. S&P Dow Jones Indices LLC is not affiliated with the Funds or EGA. The Funds are entitled to use their respective SPDJ Indices pursuant to a sub-licensing arrangement with EGA, which in turn has a licensing agreement with S&P Dow Jones Indices LLC. S&P Dow Jones Indices LLC or its agent also serves as calculation agent for the SPDJ Indices (the “Dow Jones Index Calculation Agent”). The Dow Jones Index Calculation Agent is responsible for the management of the day-to- day operations of the SPDJ Indices, including calculating the value of the SPDJ Indices every 15 seconds, widely disseminating the SPDJ Indices values every 15 seconds and tracking corporate actions resulting in SPDJ Indices adjustments.

EGA Mutual Funds Prospectus	Page 20

The value of each Underlying Index will be disseminated under the following tickers:

Fund	Underlying Index Name	Ticker
EGA Emerging Markets Consumer Fund	S&P Emerging Markets Core Index	SPEMCR
EGA Emerging Markets Core Fund	Dow Jones Emerging Markets Consumer Titans 30TM Index	DJECON

DISCLAIMERS

S&P Dow Jones Indices LLC:

The “Dow Jones Emerging Markets Consumer Titans 30TM Index” and the “S&P Emerging Markets Core IndexSM” are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by EGA. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been used by permission for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the SPDJ Indices to track general market performance. S&P Dow Jones Indices only relationship to EGA with respect to the SPDJ Indices is the licensing of the SPDJ Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The SPDJ Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to EGA or the Funds. S&P Dow Jones Indices has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the SPDJ Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the SPDJ Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE SPDJ INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY EGA, SHAREHOLDERS OF THE FundS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SPDJ INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND EGA, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

EGA Mutual Funds Prospectus	Page 21

Additional Disclaimers:

The Dow Jones Index Calculation Agent, its affiliates, sources and distribution agents (together, the “IIV Calculation Agents”) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agents do not make any warranties, express or implied to any investor in the Funds, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data. The IIV Calculation Agents shall not be liable to any investors in the Funds or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.

EGA does not guarantee the accuracy and/or the completeness of the SPDJ Indices or any data included therein, and EGA shall not have any liability for any errors, omissions or interruptions therein. EGA does not make any warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of a SPDJ Index or any data included therein. EGA makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the SPDJ Indices or any data included therein. Without limiting any of the foregoing, in no event shall EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of a SPDJ Index, even if notified of the possibility of such damages.

FINANCIAL HIGHLIGHTS

No financial information is presented for the Funds because they had not commenced operations prior to the date of this Prospectus.

EGA Mutual Funds Prospectus	Page 22

If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may request other information about the Funds or obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347. The SAI and shareholder reports will also be available on the Funds’ website, www.emergingglobaladvisors.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549- 1520; or

Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

EGA Emerging Global Shares Trust EGA Emerging Markets Consumer Fund EGA Emerging Markets Core Fund Prospectus May 1, 2015 EGA Emerging Global Shares Trust Investment Company Act File No. 811-22255

EGA Emerging Global Shares Trust

Statement of Additional Information

May 1, 2015

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in 12 separate and distinct series, representing separate portfolios of investments. This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective:

	Advisor Class	Institutional Class
EGA Emerging Markets Consumer Fund	ECNAX	ECNIX
EGA Emerging Markets Core Fund	EGCRX	EGCIX

Emerging Global Advisors, LLC (“EGA” or the “Adviser”) serves as the investment adviser to each Fund. ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated May 1, 2015. A copy of the Prospectus or Annual Report, when issued, may be obtained by calling the Trust directly at 1-888-800-4347. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently offers shares (“Shares”) of 12 separate non-diversified series, representing separate portfolios of investments, including the Funds. All of the other series of the Trust, other than the Funds, are exchange-traded funds (“ETFs”).

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations relating to the composition of a Fund’s portfolio identified in the Fund’s Prospectus or this SAI apply to the Fund only at the time of investment. Accordingly, if a percentage limitation is adhered to at the time of investment, a Fund will be deemed to remain in compliance with the percentage limitation notwithstanding a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund’s total assets, although the percentage limitation will continue to apply to subsequent transactions relating to the composition of a Fund’s portfolio.

Equity Securities

Each Fund may invest in equity securities. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Holders of unsponsored ADRs typically bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights

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to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging market market companies. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its net asset value (“NAV”).

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. Previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions. Brokerage commissions and other fees generally are higher for foreign securities. The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets), or the mechanics of corporate actions, also may involve incomplete information, or delays in information, payment, delivery or recovery of money or investments.

Additionally, investments in certain emerging market countries may subject a Fund to a number of tax rules the application of which may be uncertain. Such emerging market countries may amend or revise their existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of an emerging market country could reduce the after-tax profits of a Fund, directly or indirectly, including by reducing the after-tax profits of companies located in emerging market countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.

Market Volatility

The Funds may invest in securities of small and medium capitalization companies. To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically.

The announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because

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it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the NAV of the Shares of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality, short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities in which a Fund has invested may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Money Market Instruments

The Funds may invest in money market instruments. Money market instruments are short-term debt instruments that have terms-to-maturity of 397 days or less and exhibit high quality credit profiles. Money market instruments include U.S. government securities and repurchase agreements.

Repurchase Agreements

The Funds may enter into repurchase agreements. Repurchase agreements are contracts in which the seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by EGA as a short-term investment vehicle for cash positions. When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

The Funds may also enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of

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borrowing for some purposes and may create leverage. The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

Investment Company Securities

Securities of other investment companies, including closed-end funds, offshore funds and ETFs, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. In the alternative, a Fund may purchase shares of another investment company so long as after the purchase not more than 3% of the outstanding stock of the investment company is owned by the Fund and all of its affiliates. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements that provide, among other things, that the qualified institutional investors post appropriate collateral. A Fund will receive any interest or dividends paid on the loaned securities. The aggregate market value of securities loaned will not at any time exceed 331/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. The Fund may call the loan at any time and receive the securities loaned. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. In addition, a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

Each Fund currently does not participate in a securities lending program.

U.S. Government Securities

U.S. government securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Derivatives

Each Fund may at times invest in certain futures, options and swap contracts. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and a Fund could lose more than the amount it invests. Many derivative transactions are entered into over-the-counter (“OTC”) (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of a Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, a Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time.

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Futures

Each Fund may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. Each Fund may effect futures transactions through futures commission merchants that are affiliated with EGA or the Fund in accordance with procedures adopted by the Board.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Funds’ custodian bank. Thereafter, a “variation margin” may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Swaps

Each Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk.

Segregated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its fund accountant or custodian to earmark on the books of the Fund cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the fund accountant or custodian on a Fund’s records are referred to in this SAI as “Segregated Assets.”) Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to invest, under normal circumstances, at least 80% of their assets in securities that are the type of investments, in the particular industry or industries, or that are economically tied to the particular country or geographic region, suggested by a Fund’s name, as applicable. For purposes of each such investment policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. A Fund will provide investors with at least 60 days’ notice prior to changes in this policy.

Tracking and Correlation

The Funds seek investment results that correspond to the price and yield performance of their respective Underlying Indices, although several factors may affect their ability to achieve this correlation, including, but not limited to: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index, including as part of a “representative sampling” strategy, and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as depositary receipts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies, or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; and (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its

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Underlying Index. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986 (the “Code”), which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. A relatively high percentage of a “non-diversified” Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. A “non-diversified” Fund’s portfolio, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own Shares.

(3)	Make loans if, as a result, more than 33⅓% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities; (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies; and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) making, purchasing or selling real estate mortgage loans.

(5)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by commodities.

(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

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(7)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees appoint the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds. To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 155 West 19th Street, New York, NY 10011.

Board Leadership Structure

The Board is composed of four Trustees, three of whom are independent (the “Independent Trustees”). The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act). The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Trust and the Independent Trustees, and the Trust’s various other service providers. While the Chairman of the Board is an interested person, the Board is also served by a “lead” Independent Trustee (the “Lead Trustee”), Jeffrey D. Haroldson. The Lead Trustee assists in the coordination and preparation of agendas for Board meetings, acts as liaison between the Independent Trustees and the officers of the Trust, EGA and counsel to the Independent Trustees, and serves as chair of separate meetings and/or sessions of the Independent Trustees.

The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Trust, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens Age: 67	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	13	Daxor Corp. (Medical Products and Biotechnology), since 2004.

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Ron Safir Age: 63	Trustee	Since 2009	Retired, since 2008; UBS Wealth Management, February 1971 to December 2008, Chief Administrative Officer from 2001 through March 2007.	13	None

Jeffrey D. Haroldson Age: 57	Lead Independent Trustee	Trustee since 2009 and Lead Independent Trustee since 2014	Bridgeton Holdings LLC (real estate investment and development), Chief Operating Officer & General Counsel, since 2013; Ridgewood Capital Advisors LLC (consulting and business advisory services), President, since 2012; HDG Mansur Capital Group, LLC (international real estate company), President and Chief Operating Officer, 2004 to 2011; HSBC Securities (USA), Inc., Executive Managing Director, Head of Investment and Merchant Banking, 2000 to 2003.	13	None

Interested Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith(3) Age: 53	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and President, since September 2008; ProFund Advisors, Managing Director, Institutional Sales & Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	13	None

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of 12 series, plus EGA Frontier Diversified Core Fund, a closed-end interval fund (the “Interval Fund”).

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(3)	Mr. Holderith is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with EGA, each Fund’s investment adviser.

Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marten S. Hoekstra Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 53	Executive Vice President	Since 2011

Chief Executive Officer, Emerging Global

Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 to 2011; UBS (and its predecessor, PaineWebber), 1983 to 2009 (including various executive positions starting in 2001).

Susan M. Ciccarone Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 41	Treasurer, Principal Financial Officer and Assistant Secretary	Since 2013	Chief Financial Officer, Emerging Global Advisors, LLC, since August 2012; Managing Director, Goldman Sachs & Co. 2009 to 2012; UBS Investment Bank, 2002 to 2009.

Joseph Signora Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 37	Chief Compliance Officer	Since September 2014	Deputy Chief Compliance Officer, Emerging Global Advisors, LLC, since July 2014; Director of Compliance, Van Eck Associates Corp. (advisory firm), 2011 to June 2014; Vice President, Compliance, Artio Global Management LLC, 2007 to 2011.

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(1)	Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

Share Ownership

As of December 31, 2014, the Independent Trustees did not own any securities issued by the Adviser, the Distributor, or any company controlling, controlled by, or under common control with the Adviser or the Distributor. Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in the Funds in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2014 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Robert Willens	None	$10,001-$50,000
Ron Safir	None	None

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Jeffrey D. Haroldson	None	None

Interested Trustees:
Robert C. Holderith	None	$1-$10,000

Trustees’ Compensation

The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended March 31, 2015:

Name	Annual Aggregate Compensation From the Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees*
Independent Trustees:

Robert Willens	$57,750	$0	$57,750
Ron Safir	$51,000	$0	$51,000
Jeffrey D. Haroldson	$61,000	$0	$61,000

Interested Trustees:

Robert C. Holderith	$0	$0	$0

* Trustee compensation is paid by EGA on behalf of the Trust pursuant to the Fee Waiver Agreements (as defined below).

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust. EGA pays each Trustee who is not affiliated with EGA an annual retainer of $40,000 plus $2,500 for each regularly scheduled in-person meeting attended ($1,250 for participation telephonically) and $1,000 for each in-person special meeting attended ($500 for participation telephonically). EGA pays the Lead Trustee an additional annual retainer of $15,000 and pays the Audit Committee Chair an additional annual retainer of $10,000. EGA also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry. Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm. Mr. Haroldson was, until recently, President and COO of a global real estate fund management firm, COO and General Counsel of a real estate investment firm, and President of a venture capital and private equity firm, and previously an Executive in the Corporate Investment Banking and Markets Division of HSBC. Mr. Safir was, until recently, the Chief Administrative Officer of UBS Wealth Management. Mr. Willens currently runs his own tax consulting firm and was previously Managing Director of Equity Research at a major investment banking firm. The Board therefore

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believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board. The Board will regularly re-assess its qualifications in their annual self-assessment.

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. Robert Willens is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were three Audit Committee meetings during the period ended March 31, 2015.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of all of the Independent Trustees. Ron Safir is the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; (ii) periodically review Independent Trustee compensation; (iii) monitor the process to assess Board effectiveness; and (iv) develop and implement the Funds’ governance policies. There were no Nominating and Governance Committee meetings held during the period ended March 31, 2015.

While the Nominating and Governance Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating and Governance Committee may consider nominees recommended by Fund shareholders. The Nominating and Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 155 West 19th Street, New York, NY 10011. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee. Because the Trust does not hold annual shareholder meetings, there is no guarantee that a nominee will be submitted for election in a particular year. Nominations will only be maintained by the Trust for a period from one year of receipt and will be considered by the Nominating and Governance Committee for any shareholder meetings held during that year for the election of Trustees.

Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

The Board considers risk as part of its regular review of the activities of the Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Funds. The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the Underlying Indices.

The Board receives regular compliance reports from the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with the CCO to discuss compliance issues, including the alleviation of compliance-related risks. The Independent Trustees meet at least quarterly in executive session with the CCO and, as required under SEC rules, the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance

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policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

EGA provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Audit Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. A controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund. Because the Funds had not yet commenced operations as of the date of this SAI, no persons own 5% or more of the Shares of the Funds. As of the date of this SAI, the Trustees and officers of the Trust owned in the aggregate less than 1% of the Shares of any of the Funds.

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the investment adviser to the Funds. Marten S. Hoekstra is the Chief Executive Officer of EGA. Robert C. Holderith is the President of EGA. EGA is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The Adviser provides investment advisory services to each Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has overall responsibility for the management and investment of each Fund’s securities portfolio.

Under the Advisory Agreement, EGA is entitled to receive the following advisory fees from each Fund:

Fund	Fee as a Percentage of Daily Average Net Assets
EGA Emerging Markets Consumer Fund	0.85%
EGA Emerging Markets Core Fund	0.70%

In addition, EGA has contractually agreed, through at least May 1, 2016, to waive all or a portion of its management fee in order to prevent each Fund’s Total Annual Fund Operating Expenses (excluding payments under a Fund’s Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses) from exceeding 1.00% of the Fund’s average daily net assets for each of Advisor Class and Institutional Class Shares (“Fee Waiver Agreements”). If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause a Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. A Fee Waiver Agreement may be terminated at

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any time by the Board, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreements shall automatically terminate upon the termination of the Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.

For his services as President of EGA and lead portfolio manager of the Funds, Robert C. Holderith receives an annual salary from EGA and an annual bonus from time to time based on individual performance and the overall annual profitability of EGA. As of the date of this SAI, Mr. Holderith managed 10 EGA ETFs, each of which, like the Funds, are series of the Trust and have investment strategies of replicating underlying indices. As of the date of this SAI, Mr. Holderith also managed the Interval Fund. The 11 other EGA funds managed by Mr. Holderith had, as of March 31, 2015, approximately $1.7 billion in total assets under management. None of the EGA funds are subject to a performance fee. Mr. Holderith does not manage any other accounts.

Description of Material Conflicts of Interest.

Although the Funds and the ETF series in the Trust that are managed by Mr. Holderith may have different investment strategies, each has a portfolio objective of replicating its underlying index. In addition, although not an index fund, the Interval Fund is expected to closely track its benchmark index. EGA does not believe that management of the different series of the Trust and the Interval Fund presents a material conflict of interest for Mr. Holderith.

Portfolio Manager’s Ownership of Shares of the Funds.

As of the date of this SAI, Mr. Holderith did not own Shares of any of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is One Wall Street, New York, NY 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA on behalf of the Trust pursuant to the Fee Waiver Agreement between EGA and each Fund.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA on behalf of the Trust pursuant to the Fee Waiver Agreements between each of the Funds and EGA.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA on behalf of the Trust pursuant to the Fee Waiver Agreements between each of the Funds and EGA.

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Distributor

ALPS is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor.

The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as counsel to the Trust.

Costs and Expenses

Pursuant to the Fee Waiver Agreements, EGA has contractually agreed, through at least May 1, 2016, to waive all or a portion of its management fee in order to prevent each Fund’s ordinary operating expenses after fee waiver from exceeding 1.00% of each Fund’s average daily net assets for each of Advisor Class and Institutional Class Shares. The ordinary operating expenses of a Fund are all its expenses incurred in the ordinary course of business and exclude the advisory fees under the Advisory Agreement, payments under each Fund’s Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) 0.25%, on an annualized basis, of average daily net assets of the Fund as compensation for distribution-related activities with respect to the Advisor Class Shares of each Fund and Advisor Class shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Advisor Class Shares on behalf of their clients.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees and the Independent Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Advisor Class Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Advisor Class Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements (if implemented), they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

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The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. Such activities include, but are not limited to, the following: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution and Service Agreements. These activities and services are intended to make the Advisor Class Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Pursuant to the Advisory Agreement, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers in various jurisdictions. EGA effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The sale of Fund Shares by a broker-dealer or the provision of research by a broker-dealer is not a factor in the selection of broker- dealers. EGA does not currently participate in soft dollar transactions with respect to the Funds.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The policy provides for a delay of 15 calendar days in the disclosure of the monthly holdings of each Fund. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly available through financial reporting and news services, including publicly accessible Internet websites, including EGA’s website www.emergingglobaladvisors.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

Proxy Voting Policy

The Board has delegated to EGA the responsibility to vote proxies with respect to the portfolio securities held by the Funds. In delegating proxy responsibilities, the Board requires that proxies be voted consistent with each of the Fund’s and its shareholders’ best interests. In addition, the Board requires that, in the event of a conflict of interest, EGA vote proxies in the manner prescribed by the proxy voting policy of EGA. EGA has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how EGA voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month period (or shorter, as applicable) ended June 30 may be obtained (i) without charge through the Funds’ website at www.emergingglobaladvisors.com; and (ii) on the SEC’s website at http://www.sec.gov. A summary of the proxy voting policy of EGA is included as Appendix A to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, the Adviser or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the

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Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, all Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

Portfolio Turnover

As of the date of this SAI, the Funds have no portfolio turnover.

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Advisory Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate series of the Trust or separate classes of a series, if any, provided that (i) with respect to any matter that affects only the interests of some but not all series, then only the Shares of such affected series, voting separately, shall be entitled to vote on the matter; (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by series or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

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Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i)              Distribution Requirement ⎯ the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii)              Income Requirement ⎯ the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

(iii)              Asset Diversification Test ⎯ the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year,

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the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors Capital Gain Dividends” and “Interest-Related Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:

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(i)              any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”); and

(ii)              the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after Oct. 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax . To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year; (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year); and (3)  any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, the Fund reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax . Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

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Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income . The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “⎯ Qualified Dividend Income for Individuals” and “⎯ Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals . Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the

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investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities . At the time of your purchase of Shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits . If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January . Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax . A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a

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surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Fund Shares

Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax Basis Information . The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of Shares you sell or redeem. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.

When required to report cost basis, the Fund will calculate it using the Fund’s default method, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific Shares are deemed to be sold when there are multiple purchases on different dates at differing Share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares. If you do not notify the Fund of your elected cost basis method upon the initial purchase into your account, the default method will be applied to your covered shares.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

Wash Sales . All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss within Six Months of Purchase . Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions . Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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Tax Treatment of Portfolio Securities

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 Contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

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Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions); (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares; and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments . A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark- to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character . A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number;

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•	certify that this number is correct;
•	certify that you are not subject to backup withholding; and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends and Short-Term Capital Gain Dividends. The prior exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired. It is currently unclear whether Congress will extend these exemptions to taxable years of a Fund beginning on or after January 1, 2015 or what the terms of any such extension would be, including whether such extension would have retroactive effect. If the exemptions are reinstated, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources will not be subject to U.S. withholding tax. “Qualified interest income” included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it was earned on an obligation issued by a corporation or partnership in which the fund was a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains will not be subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. If the exemptions are reinstated, the Fund reserves the right to not report small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

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Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. Estate Tax. Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

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An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisers regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Purchase, Redemption and Pricing of Shares

Offering Price

The Funds’ Shares are offered at NAV.

Determination of Net Asset Value

The NAV per Share of each Fund is computed by dividing the value of the net assets of a Fund’s share class (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding per share class, rounded to the nearest cent. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ Administrator and Fund Accountant and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. The NYSE Arca is closed to observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

Redemptions in Kind

Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Securities that will be delivered as payment in redemptions in kind will

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be valued using the same methodologies that a Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of each Fund, has made an election under Rule 18f-1 under the 1940 Act (an “18f-1 election”) and, therefore, the Trust, on behalf of each Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund’s net assets in any 90-day period. The 18f-1 election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such 18f-1 election.

DIVIDENDS AND DISTRIBUTIONS

General Policies. Each Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Subject to the foregoing, each Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not commenced operations. Accordingly, no financial statements are provided for the Funds.

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APPENDIX A

Emerging Global Advisors, LLC

PROXY VOTING POLICY - SUMMARY

EGA has adopted proxy voting policies with respect to securities owned by the accounts for which it serves as investment adviser and has the authority to vote proxies. EGA’s proxy voting policies are designed to ensure that proxies are voted in the best interests of the accounts it manages.

Proxy Voting

EGA has subscribed to the services of Glass Lewis & Co., through its agreement with Broadridge Investor Communications, Inc. (“Broadridge”), for the provision of proxy research and vote recommendations, and has retained Broadridge to provide vote execution and the recordkeeping services necessary for tracking proxy voting for the Funds. EGA intends to vote in accordance with Glass Lewis & Co.’s voting recommendations. Glass Lewis & Co. is a neutral third party that issues recommendations based on its own internal guidelines. Using Glass Lewis & Co. recommendations assists in limiting conflict of interest issues between EGA and the accounts it manages. Please see Exhibit A for a summary of the current Glass Lewis Proxy Voting Guidelines for U.S. and non-U.S. securities.

Conflicts of Interest

EGA attempts to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), EGA or EGA’s affiliates, from having undue influence on EGA’s proxy voting activity. A conflict of interest might exist, for example, when an issuer who is soliciting proxy votes also has a client relationship with EGA, or when one of EGA’s employees has a personal interest in a proxy matter. If a conflict of interest arises, in order to ensure that proxies are voted solely in the best interest of the accounts, EGA will vote in accordance with the Glass Lewis recommendation.

Abstaining from Voting

EGA may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of a Fund’s portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, EGA must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, EGA will generally not vote those proxies in the absence of an unusual or significant vote.

Section 12(d)(1) of the Investment Company Act of 1940

In order to avoid potential conflicts of interest, EGA will employ echo voting, if possible, when a Fund invests in an underlying fund in reliance on any one of Sections (12)(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, the rules thereunder, or pursuant to an SEC exemptive order thereunder or when required pursuant to a Fund’s governing document or applicable law. Echo voting means that EGA will vote the shares in the same proportion as the vote of all the other holders of the underlying fund’s shares.

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Exhibit A

Glass Lewis & Co.

Proxy PaperTM Guidelines

2014 Proxy Season

Investment Manager Policy

An Addendum to the Proxy Paper Policy Guidelines

For more information about Glass Lewis’ policies or our approach to proxy analysis, please visit www.glasslewis.com or contact our Chief Policy Officer, Robert McCormick at (415) 678-4228.

Copyright 2014 Glass Lewis & Co., LLC

The Glass Lewis Investment Manager Guidelines are designed to maximize returns for investment managers by voting in a manner consistent with such managers’ active investment decision-making. The guidelines are designed to increase investor’s potential financial gain through the use of the shareholder vote while also allowing management and the board discretion to direct the operations, including governance and compensation, of the firm.

The guidelines will ensure that all issues brought to shareholders are analyzed in light of the fiduciary responsibilities unique to investment advisors and investment companies on behalf of individual investor clients including mutual fund shareholders. The guidelines will encourage the maximization of return for such clients through identifying and avoiding financial, audit and corporate governance risks.

MANAGEMENT PROPOSALS

ELECTION OF DIRECTORS

In analyzing directors and boards, Glass Lewis’ Investment Manager Guidelines generally support the election of incumbent directors except when a majority of the company’s directors are not independent or where directors fail to attend at least 75% of board and committee meetings. In a contested election, we will apply the standard Glass Lewis recommendation.

AUDITOR

The Glass Lewis Investment Manager Guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.

COMPENSATION

Glass Lewis recognizes the importance in designing appropriate executive compensation plans that truly reward pay for performance. We evaluate equity compensation plans based upon their specific features and will vote against plans than would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval.

The Glass Lewis Investment Manager Guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensation (“say-on-pay”) and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes). Further, the Investment Manager Guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisory compensation votes.

AUTHORIZED SHARES

Having sufficient available authorized shares allows management to avail itself of rapidly developing opportunities as well as to effectively operate the business. However, we believe that for significant transactions management should seek shareholders approval to justify the use of additional shares. Therefore shareholders should not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares. Accordingly, where we find that the company has not provided an appropriate plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically vote against the authorization

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of additional shares. We also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.

SHAREHOLDER RIGHTS

Glass Lewis Investment Manager Guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors. Similarly, the Investment Manager Guidelines will generally vote against proposals to eliminate or reduce shareholder rights.

MERGERS/ACQUISITIONS

Glass Lewis undertakes a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. We examine the process used to negotiate the transaction as well as the terms of the transaction in making our voting recommendation.

SHAREHOLDER PROPOSALS

We review and vote on shareholder proposals on a case-by-case basis. We recommend supporting shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.

GOVERNANCE

The Glass Lewis Investment Manager Guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights’ plans to a shareholder vote. The guidelines generally support reasonable, well-targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company’s board of directors. However, the Investment Manager Guidelines will vote against proposals to require separating the roles of CEO and chairman.

COMPENSATION

The Glass Lewis Investment Manager Guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design. However, the guidelines will vote for reasonable and properly-targeted shareholder initiatives such as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to clawback unearned bonuses. The Investment Manager Guidelines will vote against requiring companies to allow shareholders an advisory compensation vote.

ENVIRONMENT

Glass Lewis’ Investment Manager Guidelines vote against proposals seeking to cease a certain practice or take certain action related to a company’s activities or operations with environmental. Further, the Glass Lewis’ Investment Manager Guidelines generally vote against proposals regarding enhanced environment disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as advocating compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES.

SOCIAL

Glass Lewis’ Investment Manager Guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles. The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general. Furthermore, the Investment Manager Guidelines oppose increased reporting and review of a company’s political and charitable spending as well as its lobbying practices.

DISCLAIMER

This document sets forth the proxy voting policy and guidelines of Glass, Lewis & Co., LLC. The policies included herein have been developed based on Glass Lewis’ experience with proxy voting and corporate governance issues and are not tailored to any specific person. Moreover, these guidelines are not intended to be exhaustive and do not

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include all potential voting issues. The information included herein is reviewed periodically and updated or revised as necessary. Glass Lewis is not responsible for any actions taken or not taken on the basis of this information. This document may not be reproduced or distributed in any manner without the written permission of Glass Lewis.

Copyright © 2014 Glass, Lewis & Co., LLC. All Rights Reserved.

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EGA EMERGING GLOBAL SHARES TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are attached, except as noted:

(a)	Articles of Incorporation.

(1)	Second Amended and Restated Agreement and Declaration of Trust (October 8, 2014) of EGA Emerging Global Trust (the “Registrant”) is incorporated herein by reference to Post-Effective Amendment No. 77, filed on January 23, 2015.

(2)	Certificate of Trust (September 12, 2008) is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A, filed on November 26, 2008 (the “Initial Registration Statement”).

(b)	By-Laws.

(1)	By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(2)	Amendment No. 1 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 11, filed on June 10, 2011.

(3)	Amendment No. 2 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(c)	Instruments Defining Rights of Security Holders.

(1)	Second Amended and Restated Agreement and Declaration of Trust. Articles III and V of the Second Amended and Restated Agreement and Declaration of Trust (October 8, 2014) is incorporated herein by reference to Post-Effective Amendment No. 77, filed on January 23, 2015.

(2)	By-Laws. Article II of the By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(a)	Amendment to Article II of the By-Laws (October 27, 2011) is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Investment Advisory Contracts.

(1)	Investment Advisory Agreement dated April 17, 2009, as amended and restated as of March 1, 2013, between the Registrant and Emerging Global Advisors, LLC (“2009 Investment Advisory Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 46, filed on August 6, 2013.

(a)	Amendment dated February 26, 2015 to Schedule A to the 2009 Investment Advisory Agreement is incorporated herein by reference to Post-Effective Amendment No. 80, filed on April 10, 2015.

(2)	Amended and Restated Investment Advisory Agreement dated February 23, 2012, as amended and restated as of March 1, 2013, between the Registrant and Emerging Global Advisors, LLC (“2012 Investment Advisory Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(a)	Amendment dated February 26, 2015 to Schedule A to the 2012 Investment Advisory Agreement is incorporated herein by reference to Post-Effective Amendment No. 80, filed on April 10, 2015.

(3)	Mutual Fund Investment Advisory Agreement between the Registrant and Emerging Global Advisors, LLC is filed herewith.

(4)	Mutual Fund Fee Waiver and Expense Assumption Agreement between the Registrant and Emerging Global Advisors, LLC is filed herewith.

(e)	Underwriting Contracts.

(1)	Form of Amended Distribution Agreement between the Registrant and ALPS Distributors, Inc. (the “Distribution Agreement”) is incorporated herein by reference to Post-Effective Amendment No. 80, filed on April 10, 2015.

(2)	Form of Mutual Fund Distribution Agreement between the Registrant and ALPS Distributors, Inc. is filed herewith.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

(1)	Custody Agreement between the Registrant and The Bank of New York Mellon (the “Custody Agreement”) is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5, dated August 23, 2012, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6, dated July 29, 2013, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 44 filed on July 29, 2013.

(g)	Form of Amendment No. 7 to the Custody Agreement related to EGShares Blue Chip ETF to be filed by amendment.

(2)	Form of Mutual Fund Custody Agreement between the Registrant and The Bank of New York Mellon is filed herewith.

(3)	Form of Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon is filed herewith.

(h)	Other Material Contracts.

(1)	Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon (the “Transfer Agency and Service Agreement”) is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5, dated August 23, 2012, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6, dated July 29, 2013, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 44, filed on July 29, 2013.

(g)	Form of Amendment No. 7 to the Transfer Agency and Service Agreement related to EGShares Blue Chip ETF to be filed by amendment.

(2)	Form of Mutual Fund Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon is filed herewith.

(3)	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon (the “Fund Administration and Accounting Agreement”) is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5, dated August 23, 2012, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6, dated July 29, 2013, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 44, filed on July 29, 2013.

(g)	Form of Amendment No. 7 to the Fund Administration and Accounting Agreement related to EGShares Blue Chip ETF to be filed by amendment.

(4)	Form of Mutual Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon is filed herewith.

(i)	Legal Opinions.

(1)	Opinion and Consent of Counsel related to the EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund is filed herewith.

(j)	Other Opinions.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Letter of Understanding Relating to Initial Capital is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(m)	Rule 12b-1 Plan.

(1)	Distribution and Service Plan pursuant to Rule 12b-1 (“12b-1 Plan”) is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(a)	Form of Amended and Restated Schedule I to the 12b-1 Plan effective as of February 26, 2015 is incorporated herein by reference to Post-Effective Amendment No. 80, filed on April 10, 2015.

(2)	Form of Advisor Class Distribution and Service Plan pursuant to Rule 12b-1 is filed herewith.

(n)	Rule 18f-3 Plan.

(1)	Multiple Class Plan pursuant to Rule 18f-3 is filed herewith.

(o)	Reserved.

(p)	Codes of Ethics.

(1)	Amended Code of Ethics for Registrant dated May 16, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36, filed on May 30, 2013.

(2)	Code of Ethics for ALPS Holdings, Inc. is incorporated herein by reference to Post-Effective Amendment No. 6, filed on July 29, 2010.

(3)	Code of Ethics for Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(q)	Powers of Attorney.

(1)	Powers of Attorney (April 17, 2009) are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 29.	Persons Controlled by or Under Common Control with Registrant. None.

Item 30.	Indemnification. Article VII of the Second Amended and Restated Agreement and Declaration of Trust (October 8, 2014) is incorporated herein by reference to Post-Effective Amendment No. 77, filed on January 23, 2015.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Second Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)	Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust effective October 8, 2014, which is incorporated herein by reference to Post-Effective Amendment No. 77, filed on January 23, 2015.

(b)	2009 Investment Advisory Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 46, filed on August 6, 2013.

(c)	2012 Investment Advisory Agreement, which is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(d)	Mutual Fund Investment Advisory Agreement, which is filed herewith.

(e)	Distribution Agreement, as provided for in Section 6, and which is incorporated herein by reference to Post-Effective Amendment No. 80, filed on April 10, 2015.

(f)	Form of Mutual Fund Distribution Agreement, as provided for in Section 7, and which is filed herewith.

Item 31.	Business and Other Connections of Investment Adviser.

Emerging Global Advisors, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 155 West 19th Street, 3rd Floor, New York, NY 10011. Emerging Global Advisors, LLC is primarily engaged in providing investment management services. Additional information regarding Emerging Global Advisors, LLC, and information as to the officers and directors of Emerging Global Advisors, LLC, is included in its Form ADV, as filed with the SEC (Registration Number 801-69832) and is incorporated herein by reference.

Item 32.	Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, BBH Trust, Bennett Group of Funds, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel, Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Thomas A. Carter	President	None
Jeremy O. May	Executive Vice President	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director – Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Jeff Brainard	Vice President, Regional Sales Manager	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer T. Welsh	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Assistant Treasurer	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, CO 80203.

(c)	Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 155 West 19th Street, 3rd Floor, New York, NY 10011.

Item34.	Management Services. None.

Item 35.	Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 30th day of April, 2015.

EGA EMERGING GLOBAL SHARES TRUST

By: /s/ Robert C. Holderith

Robert C. Holderith

President and Chairman

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert C. Holderith	President/Chairman	April 30, 2015
Robert C. Holderith

/s/ Ron Safir*	Trustee	April 30, 2015
Ron Safir

/s/ Jeffrey D. Haroldson*	Trustee	April 30, 2015
Jeffrey D. Haroldson

/s/ Robert Willens*	Trustee	April 30, 2015
Robert Willens

/s/ Susan M. Ciccarone	Principal Financial Officer	April 30, 2015
Susan M. Ciccarone
* By: /s/ Robert C. Holderith
Robert C. Holderith
As Attorney-in-Fact for
each of the persons indicated
(pursuant to powers of attorney)

EGA EMERGING GLOBAL SHARES TRUST

INDEX TO EXHIBITS TO FORM N-1A

EXHIBITS INDEX

EXHIBIT NO.	EXHIBIT
(d)(3)	Mutual Fund Investment Advisory Agreement
(d)(4)	Mutual Fund Fee Waiver and Expense Assumption Agreement
(e)(2)	Form of Mutual Fund Distribution Agreement
(g)(2)	Form of Mutual Fund Custody Agreement
(g)(3)	Form of Foreign Custody Manager Agreement
(h)(2)	Form of Mutual Fund Transfer Agency and Service Agreement
(h)(4)	Form of Mutual Fund Administration and Accounting Agreement
(i)(1)	Opinion and Consent of Counsel related to the EGA Emerging Markets Consumer Fund and EGA Emerging Markets Core Fund
(m)(2)	Form of Advisor Class Distribution and Service Plan pursuant to Rule 12b-1
(n)(1)	Multiple Class Plan pursuant to Rule 18f-3